CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows provided by Operating Activities:
Net income / (loss)	$ (57,346)	$ 5,969	$ 3,630
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	11,070	12,476	5,937
Amortization and write-off of deferred financing costs	197	197	681
Amortization of deferred revenue	(107)	(112)	(45)
Amortization of prepaid charter revenue	20,322	12,204	0
Impairment losses	42,323	0	0
Loss on vessels' sale	16,481	0	0
Compensation cost on restricted stock awards	371	900	954
(Increase) / Decrease in:
Accounts receivable, trade	(319)	(52)	(125)
Due from related party	0	0	398
Inventories	1,242	(1,374)	(1,209)
Prepaid expenses and other assets	(362)	(1,877)	8
Increase / (Decrease) in:
Accounts payable, trade and other	(933)	755	1,482
Due to related parties	(254)	339	318
Accrued liabilities	(619)	741	190
Deferred revenue	(406)	1,180	285
Other liabilities	80	0	0
Net Cash provided by Operating Activities	31,740	31,346	12,504
Cash Flows used in Investing Activities:
Vessel acquisitions, improvements and other vessel costs	(107,864)	(107,960)	(79,321)
Proceeds from sale of vessels, net of expenses	33,665	0	0
Acquisition of time charter	(8,500)	(42,000)	0
Property and equipment additions	(421)	0	0
Insurance settlements	1,457	0	0
Net Cash used in Investing Activities	(81,663)	(149,960)	(79,321)
Cash Flows provided by Financing Activities:
Proceeds from long term debt from a related party	50,000	0	0
Proceeds from long term bank debt	6,000	92,700	85,000
Repayments / prepayments of long term debt	0	0	(104,670)
Issuance of common stock, net of issuance costs	12,356	53,901	121,492
Payments of financing costs	0	0	(1,382)
Cash dividends	(29,674)	(28,545)	(4,154)
Changes in restricted cash	(600)	(9,270)	787
Net Cash provided by Financing Activities	38,082	108,786	97,073
Net increase / (decrease) in cash and cash equivalents	(11,841)	(9,828)	30,256
Cash and cash equivalents at beginning of period	31,526	41,354	11,098
Cash and cash equivalents at end of period	19,685	31,526	41,354
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 3,783	$ 2,546	$ 670